COMMITMENTS AND CONTINGENCIES - DOLLAR THRIFTY (Details 2) (Dollar Thrifty Automotive Group Inc., USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2009 Maximum
Contingency for vehicle insurance reserves
Retained risk of loss per occurrence					$ 7,500,000	$ 7,500,000	$ 7,500,000
Favorable insurance reserve adjustments	2,500,000	10,600,000	32,200,000	13,400,000
Assumed risk free rate (as a percent)			0.40%	1.00%
Estimated future payments of vehicle insurance reserves
2012			21,220,000
2013			15,314,000
2014			7,037,000
2015			4,617,000
2016			2,995,000
Thereafter			3,508,000
Aggregate undiscounted public liability and property damage			54,691,000
Effect of discounting			(375,000)	(1,300,000)
Public liability and property damage, net of discount			54,316,000
Supplemental liability insurance			32,199,000
Total vehicle insurance reserves	$ 82,358,000		$ 86,515,000	$ 107,720,000